Basis of Presentation and Summary of Significant Accounting Policies (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Redeemable noncontrolling interest
Balance as of the end of the period	$ 12,845	$ 3,242
Nami Media, HYFN and Dedicated Media
Redeemable noncontrolling interest
Balance as of the beginning of the period	3,242
Acquisition of redeemable noncontrolling interest	11,025	3,503
Net income (loss)	(1,512)	(556)
Share-based compensation	90	295
Balance as of the end of the period	12,845	3,242
LIN Television
Redeemable noncontrolling interest
Balance as of the end of the period	12,845	3,242
LIN Television | Nami Media, HYFN and Dedicated Media
Redeemable noncontrolling interest
Balance as of the beginning of the period	3,242
Acquisition of redeemable noncontrolling interest	11,025	3,503
Net income (loss)	(1,512)	(556)
Share-based compensation	90	295
Balance as of the end of the period	$ 12,845	$ 3,242